Affiliated companies and other equity-method investees	12 Months Ended
Mar. 31, 2019
Affiliated Companies and Other Equity-method Investees [Abstract]
Affiliated companies and other equity-method investees

20. Affiliated companies and other equity-method investees:

Nomura’s significant affiliated companies and other equity-method investees include Nomura Research Institute, Ltd. (“NRI”) and Nomura Real Estate Holdings, Inc. (“NREH”).

JAFCO

JAFCO Co. Ltd. (“JAFCO”), which is a listed company in Japan, manages various venture capital funds and provides private equity-related investment services to portfolio companies. Nomura accounted for JAFCO using the equity method because Nomura had the ability to exercise significant influence over operating and financial decisions of JAFCO.

On July 28, 2017, Nomura disposed of its entire shareholding of 8,488,200 shares of JAFCO as part of a share buy-back program by the company. As a result, JAFCO is no longer an equity-method affiliate of Nomura.

NRI

NRI develops and manages computer systems and provides research services and management consulting services. One of the major clients of NRI is Nomura.

As of March 31, 2019, Nomura’s ownership of NRI was 39.3% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥75,868 million.

NREH

NREH is the holding company of the Nomura Real Estate Group which is primarily involved in the residential property development, leasing, investment management as well as other real estate-related activities.

As of March 31, 2019, Nomura’s ownership of NREH was 35.3% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥11,012 million.

Summary financial information—

The following tables present summarized financial information for significant affiliated companies of Nomura (including those elected for the fair value option) as of March 31, 2018 and 2019, and for the years ended March 31, 2017, 2018 and 2019.

	Millions of yen
	March 31
	2018(1)	2019
Total assets	¥2,516,611	¥2,535,825
Total liabilities	1,529,433	1,538,231

	Millions of yen
	Year ended March 31
	2017	2018(2)	2019
Net revenues	¥873,423	¥949,055	¥963,824
Non-interest expenses	694,089	768,419	794,264
Net income attributable to the companies	122,123	122,623	122,440

(1)	JAFCO’s assets and liabilities are not included because it was not an affiliated company of Nomura as of March 31, 2018.
(2)	For JAFCO, financial information while it was an affiliated company of Nomura is included.

The following tables present a summary of balances and transactions with affiliated companies and other equity-method investees as of March 31, 2018 and 2019, and for the years ended March 31, 2017, 2018 and 2019.

	Millions of yen
	March 31
	2018	2019
Investments in affiliated companies	¥408,034	¥436,220
Other receivables from affiliated companies	1,061	1,425
Other payables to affiliated companies	4,224	2,998

	Millions of yen
	Year ended March 31
	2017	2018	2019
Revenues	¥1,205	¥1,677	¥1,986
Non-interest expenses	38,271	46,632	44,073
Purchase of software, securities and tangible assets	23,285	26,830	13,515

The following table presents the aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available as of March 31, 2018 and 2019.

	Millions of yen
	March 31
	2018	2019
Carrying amount	¥404,494	¥423,885
Fair value	626,120	600,132

The following table presents equity in earnings of equity-method investees, including those above and dividends from equity-method investees for the years ended March 31, 2017, 2018 and 2019.

	Millions of yen
	Year ended March 31
	2017	2018	2019
Equity in earnings of equity-method investees(1)	¥33,000	¥34,516	¥32,014
Dividends from equity-method investees	11,941	13,290	12,971

(1)	Equity in earnings of equity-method investees is reported within Revenue-Other in the consolidated statements of income.

Subsequent Events

Nomura has decided to tender part of its holdings of ordinary shares in NRI through a self-tender offer approved by the board of directors of NRI on June 18, 2019. The number of shares to be tendered is 101,910,700 (reflecting stock split by NRI effective on July 1, 2019).

The financial impact of this tender offer on our consolidated financial statements is still under evaluation. NRI is expected to remain as an equity-method affiliate of NHI after the completion of this tender offer.